Loans and ACL - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023
Financing Receivable
Unfunded lending commitments related to the modified obligations		$ 702
Loan Restructuring, Trial Modifications, Amount		47
Commercial:
Financing Receivable
Allowance for Loan and Lease Losses, Period Increase (Decrease)		(515)
Consumer:
Financing Receivable
Allowance for Loan and Lease Losses, Period Increase (Decrease)		$ 119
Consumer: | Student
Financing Receivable
Loans Transferred to the Third Party Purchaser	$ 4,700
Charge-offs related to the sale	$ 98